Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	2015	2014	2013
Fees paid:
Arrangement fees	$8,627	$4,520	$6,631
Transaction fees	9,506	7,323	3,532
Reimbursed expenses	33	237	72
Income earned:
Interest income	10,614	9,888	1,150
Management fees	3,154	913	69
Supervision fees	1,950	—	—